Leases, Right-of-use Assets (Details) - USD ($) $ in Millions		12 Months Ended			18 Months Ended
		Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Right-of-use assets [Abstract]
Balance	[1]	$ 0.0
Balance		207.2	$ 0.0	[1]
Depreciation of right-of-use assets	[2]	76.9	13.9		$ 17.4
Additions to right-of-use assets		42.0
IFRS 16 [Member]
Right-of-use assets [Abstract]
Depreciation of right-of-use assets		76.9
Revised [Member]
Right-of-use assets [Abstract]
Balance		253.4
Balance			253.4
Depreciation [Member]
Right-of-use assets [Abstract]
Depreciation of right-of-use assets		76.9
Leasehold Land and Buildings [Member]
Right-of-use assets [Abstract]
Balance		180.1
Leasehold Land and Buildings [Member] | Revised [Member]
Right-of-use assets [Abstract]
Balance		223.6
Balance			223.6
Leasehold Land and Buildings [Member] | Depreciation [Member]
Right-of-use assets [Abstract]
Depreciation of right-of-use assets		60.3
Computer Equipment [Member]
Right-of-use assets [Abstract]
Balance		20.4
Computer Equipment [Member] | Revised [Member]
Right-of-use assets [Abstract]
Balance		20.8
Balance			20.8
Computer Equipment [Member] | Depreciation [Member]
Right-of-use assets [Abstract]
Depreciation of right-of-use assets		11.2
Other [Member]
Right-of-use assets [Abstract]
Balance		6.7
Other [Member] | Revised [Member]
Right-of-use assets [Abstract]
Balance		9.0
Balance			$ 9.0
Other [Member] | Depreciation [Member]
Right-of-use assets [Abstract]
Depreciation of right-of-use assets		$ 5.4

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.
[2]	$13.9 million and $17.4 million of depreciation on leased assets was included in depreciation of property, plant and equipment in the 12 months ended October 31, 2019 and the 18-months ended October 31, 2018 respectively. No depreciation in relation to leased assets is included in depreciation of property, plant and equipment in the period as all leased assets are classified as right-of-use assets following the adoption of IFRS 16.